Organization and Nature of Business (Details Narrative) (10-K) - shares	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Common stock, shares outstanding	13,312,314	11,689,078	3,372,103
Common stock to be issued, shares	173,726	461,553